Segment Reporting - Reconciliations of Significant Segment Totals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTEREST INCOME
Interest and fees on loans	$ 228,585	$ 197,725	$ 139,057
Interest on securities	31,983	36,523	29,067
Other investments	6,208	5,429	884
Total Interest Income	266,776	239,677	169,008
INTEREST EXPENSE
Deposits	92,694	75,075	14,151
Other borrowings and subordinated debt and debentures	7,834	8,273	5,296
Total Interest Expense	100,528	83,348	19,447
Net Interest Income	166,248	156,329	149,561
Provision for credit losses	4,468	6,210	5,341
Net Interest Income After Provision for Credit Losses	161,780	150,119	144,220
NON-INTEREST INCOME
Interchange income	13,992	13,996	13,955
Service charges on deposit accounts	11,870	12,361	12,288
Net gains (losses) on mortgage loans	6,579	7,436	6,431
Mortgage loan servicing, net	9,447	4,626	18,773
Other	14,474	12,257	10,462
Total Non-interest Income	56,362	50,676	61,909
NON-INTEREST EXPENSE
Compensation and employee benefits	84,955	78,965	81,007
Data processing	13,579	11,862	10,183
Occupancy, net	7,806	7,908	8,907
Interchange expense	4,504	4,332	4,242
Furniture, fixtures and equipment	3,762	3,756	4,007
Advertising	3,058	2,165	2,074
FDIC deposit insurance	2,870	3,005	2,142
Legal and professional	2,566	2,208	2,133
Loan and collection	2,474	2,174	2,657
Communications	2,095	2,406	2,871
Other	7,427	8,338	8,118
Total Non-interest Expense	135,096	127,119	128,341
Income Before Income Tax	83,046	73,676	77,788
Income tax expense	16,256	14,609	14,437
Net Income	66,790	59,067	63,351
OTHER SEGMENT DISCLOSURES
Depreciation	5,188	5,183	5,324
Amortization	516	547	785
Total assets	5,338,104	5,263,726	4,999,787
Operating Segments | Independent Bank
INTEREST INCOME
Interest and fees on loans	228,325	197,489	138,811
Interest on securities	31,983	36,523	29,067
Other investments	6,208	5,429	884
Total Interest Income	266,516	239,441	168,762
INTEREST EXPENSE
Deposits	94,440	76,392	14,350
Other borrowings and subordinated debt and debentures	2,016	2,547	985
Total Interest Expense	96,456	78,939	15,335
Net Interest Income	170,060	160,502	153,427
Provision for credit losses	4,468	6,210	5,341
Net Interest Income After Provision for Credit Losses	165,592	154,292	148,086
NON-INTEREST INCOME
Interchange income	13,992	13,996	13,955
Service charges on deposit accounts	11,870	12,361	12,288
Net gains (losses) on mortgage loans	6,374	7,270	5,983
Mortgage loan servicing, net	9,447	4,626	18,773
Other	14,074	11,867	10,087
Total Non-interest Income	55,757	50,120	61,086
NON-INTEREST EXPENSE
Compensation and employee benefits	84,580	78,444	80,466
Data processing	13,505	11,790	10,146
Occupancy, net	7,782	7,884	8,883
Interchange expense	4,504	4,332	4,242
Furniture, fixtures and equipment	3,759	3,751	3,999
Advertising	3,049	2,156	2,066
FDIC deposit insurance	2,870	3,005	2,142
Legal and professional	2,163	1,748	1,760
Loan and collection	2,474	2,174	2,657
Communications	2,073	2,381	2,833
Other	6,674	7,537	7,327
Total Non-interest Expense	133,433	125,202	126,521
Income Before Income Tax	87,916	79,210	82,651
Income tax expense	17,334	15,842	15,526
Net Income	70,582	63,368	67,125
OTHER SEGMENT DISCLOSURES
Depreciation	5,185	5,178	5,318
Amortization	516	547	785
Total assets	5,328,488	5,259,523	4,995,759
Segment Reporting, Reconciling Item, Corporate Nonsegment
INTEREST INCOME
Interest and fees on loans	0	0	0
Interest on securities	0	0	0
Other investments	1,746	1,317	199
Total Interest Income	1,746	1,317	199
INTEREST EXPENSE
Deposits	0	0	0
Other borrowings and subordinated debt and debentures	5,818	5,726	4,311
Total Interest Expense	5,818	5,726	4,311
Net Interest Income	(4,072)	(4,409)	(4,112)
Provision for credit losses	0	0	0
Net Interest Income After Provision for Credit Losses	(4,072)	(4,409)	(4,112)
NON-INTEREST INCOME
Interchange income	0	0	0
Service charges on deposit accounts	0	0	0
Net gains (losses) on mortgage loans	0	0	0
Mortgage loan servicing, net	0	0	0
Other	1,082	927	1,351
Total Non-interest Income	1,082	927	1,351
NON-INTEREST EXPENSE
Compensation and employee benefits	493	609	756
Data processing	74	72	37
Occupancy, net	24	24	24
Interchange expense	0	0	0
Furniture, fixtures and equipment	3	5	8
Advertising	9	9	8
FDIC deposit insurance	0	0	0
Legal and professional	403	460	373
Loan and collection	0	0	0
Communications	22	25	38
Other	753	801	791
Total Non-interest Expense	1,781	2,005	2,035
Income Before Income Tax	(4,771)	(5,487)	(4,796)
Income tax expense	(1,057)	(1,223)	(1,075)
Net Income	(3,714)	(4,264)	(3,721)
OTHER SEGMENT DISCLOSURES
Depreciation	3	5	6
Amortization	0	0	0
Total assets	549,242	493,158	439,018
Eliminations
INTEREST INCOME
Interest and fees on loans	260	236	246
Interest on securities	0	0	0
Other investments	(1,746)	(1,317)	(199)
Total Interest Income	(1,486)	(1,081)	47
INTEREST EXPENSE
Deposits	(1,746)	(1,317)	(199)
Other borrowings and subordinated debt and debentures	0	0	0
Total Interest Expense	(1,746)	(1,317)	(199)
Net Interest Income	260	236	246
Provision for credit losses	0	0	0
Net Interest Income After Provision for Credit Losses	260	236	246
NON-INTEREST INCOME
Interchange income	0	0	0
Service charges on deposit accounts	0	0	0
Net gains (losses) on mortgage loans	205	166	448
Mortgage loan servicing, net	0	0	0
Other	(682)	(537)	(976)
Total Non-interest Income	(477)	(371)	(528)
NON-INTEREST EXPENSE
Compensation and employee benefits	(118)	(88)	(215)
Data processing	0	0	0
Occupancy, net	0	0	0
Interchange expense	0	0	0
Furniture, fixtures and equipment	0	0	0
Advertising	0	0	0
FDIC deposit insurance	0	0	0
Legal and professional	0	0	0
Loan and collection	0	0	0
Communications	0	0	0
Other	0	0	0
Total Non-interest Expense	(118)	(88)	(215)
Income Before Income Tax	(99)	(47)	(67)
Income tax expense	(21)	(10)	(14)
Net Income	(78)	(37)	(53)
OTHER SEGMENT DISCLOSURES
Depreciation	0	0	0
Amortization	0	0	0
Total assets	$ (539,626)	$ (488,955)	$ (434,990)